Deferred tax - Movements in net deferred tax asset (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Movements in net deferred tax asset
Net deferred tax asset at beginning of period			£ (26,550)	£ (34,198)	£ (34,198)
Expensed to the statement of profit or loss (note 11)	£ 10,428	£ 8,633	10,779	9,974	8,112
Credited to other comprehensive income (note 11)	(1,476)	(1,254)	(325)	(110)	(634)
Expense relating to share-based payments					170
Net deferred tax asset at end of period	£ (16,096)	£ (24,334)	£ (16,096)	£ (24,334)	£ (26,550)